Note 17 - Subsequent Events (Details Textual) $ / shares in Units, $ / shares in Units, $ in Millions				2 Months Ended	12 Months Ended
	Mar. 18, 2021 USD ($) $ / shares shares	Mar. 02, 2021 $ / shares	Feb. 09, 2021 $ / shares	Mar. 26, 2021 CAD ($) $ / shares	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($) $ / shares	Dec. 31, 2017 $ / shares
Statement Line Items [Line Items]
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share)					$ 0.74		$ 0.83	$ 0.97
Proceeds from exercise of options | $					$ 158,090		$ 16,560
Weighted average exercise price of share options exercised in share-based payment arrangement (in CAD per share)					$ 0.85			$ 0.72
Proceeds from issuing shares | $					$ 3,850,209		$ 8,838,441
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement		325,000	450,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share)		$ 0.96	$ 0.97
Proceeds from exercise of options | $				$ 564,750
Number of share options exercised in share-based payment arrangement				725,000
Major ordinary share transactions [member] | Issued capital [member]
Statement Line Items [Line Items]
Total number of shares issued (in shares) | shares	15,846,154
Maximum number of common shares purchasable from warrants (in shares) | shares	7,923,077
Issue of equity, per share amount (in dollars per share)	$ 0.65
Proceeds from issuing shares | $	$ 10.3
Warrants, exercise price (in CAD per share)	$ 0.80
Warrant life, warrants granted (Year)	3 years
Major ordinary share transactions [member] | Minimum [Member]
Statement Line Items [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement (in CAD per share)				$ 0.69
Major ordinary share transactions [member] | Maximum [Member]
Statement Line Items [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement (in CAD per share)				$ 0.84